Investment properties (Details 1) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about investment property [line items]
Total	$ 234,403	$ 254,455
Leased Out Farmland [Member]
Disclosure of detailed information about investment property [line items]
Total	1,842	1,216
Rental Properties [Member]
Disclosure of detailed information about investment property [line items]
Total	200,912	219,814
Undeveloped Parcels Of Land [Member]
Disclosure of detailed information about investment property [line items]
Total	23,588	19,615
Properties Under Development [Member]
Disclosure of detailed information about investment property [line items]
Total	$ 8,061	$ 13,810